Financial Risk Management - Summary of Aging Analysis of Gross Values of Trade Receivables and Contracts Assets by Risk Category (Detail) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	kr 60,748	kr 58,303
Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	53,050	52,602
Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	4,314	2,094
Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	699	672
2021 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	532	541
Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	2,153	2,394
Country risk Low [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	34,701	37,929
Country risk Low [member] | Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	32,015	36,439
Country risk Low [member] | Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	2,090	976
Country risk Low [member] | Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	165	171
Country risk Low [member] | 2021 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	103	51
Country risk Low [member] | Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	328	292
Country risk medium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	20,214	13,971
Country risk medium [member] | Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	17,731	12,119
Country risk medium [member] | Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	1,614	689
Country risk medium [member] | Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	150	208
Country risk medium [member] | 2021 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	134	220
Country risk medium [member] | Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	585	735
Country risk high [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	5,833	6,403
Country risk high [member] | Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	3,304	4,044
Country risk high [member] | Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	610	429
Country risk high [member] | Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	384	293
Country risk high [member] | 2021 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	295	270
Country risk high [member] | Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	kr 1,240	kr 1,367